Offerings - Offering: 1	Mar. 06, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 8,783,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,212,932.30
Offering Note	(1) Estimated solely for purposes of calculating the filing fee, based on a preliminary estimate of the aggregate consideration to be received by the registrant, as computed pursuant to Rule 0-11 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"). (2) Pursuant to Section 14(g) of the Exchange Act, the filing fee was calculated by multiplying an estimate of the aggregate consideration to be received by the registrant determined as described in footnote (1) above by 0.00013810.